Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2014
Related Party Transactions Tables
Summary of notes payable
December 31	2014	2013

Balance owing beginning of year
Principal	$281,019	$350,000
Interest	1,940	49,452
Total	282,959	399,452
Interest accrued during the year	14,883	23,507
Payments made during the year	(125,000)	(140,000)
Total interest and principal owing, end of year	172,842	282,959
Less interest owing, end of year, shown as accounts payable and accrued charges (Note 7)	(6,906)	(1,940)
Principal owing, end of year	$165 936	$281,019